CAPITAL AND RESERVES - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CAPITAL AND RESERVES
Value assigned to options vested	$ 277	$ 2,625